Related Party Transactions - Summary of Related Party Transactions and Balances (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Amounts due from related parties, current	$ 2,235	$ 2,735
Amounts due to related parties, current	36,790	9,696
Vietnam Payment Solutions JSC [Member]
Related Party Transaction [Line Items]
Purchase of merchandise goods	2,898	5,736	$ 1,189
Sales of products	679	390	1,487
Services provided	149	181	193
Loan provided		1,794
Repayment of loan	1,784
Amounts due from related parties, current		2,111
Amounts due to related parties, current		40
Shanghai Wuju Information Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Loan provided	422	520	11
Repayment of loan	953
Amounts due from related parties, current		505
Tencent Group of Companies [Member]
Related Party Transaction [Line Items]
Royalty fee and license fee to	70,470	36,469	33,166
Royalty fee and license fee from	262	2,000
Rack rental income	1,007	1,338
Services provided	1,012	43	133
Issuance of promissory notes	100,000
Amounts due from related parties, current	2,235	119
Convertible promissory notes due, non current	100,000
Amounts due to related parties, current	36,790	9,656
Interest expense payable	4,153
Shanghai Zhuopai Information Technology Co.Ltd [Member]
Related Party Transaction [Line Items]
Loan provided		1,000	802
Redmart Limited [Member]
Related Party Transaction [Line Items]
Investment in convertible loans		3,778	14,553
Loan provided		4,458
Interest income received		109
Beijing Duodian Online Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Loan provided		755
Repayment of loan		755
Key Management [Member]
Related Party Transaction [Line Items]
Issuance of promissory notes	9,768	4,044	$ 2,847
Repayment of promissory notes	16,178	$ 581
Interest income received	$ 774